Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 6,148,298	[1]	$ 5,715,556	[1]
Private Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,375,178	[1]	2,202,613	[1]
State Owned Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	938,878	[1]	538,638	[1]
Private Banking and financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,785,798	[1]	1,775,938	[1]
State Owned Banking and financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	474,193	[1]	416,085	[1]
Private Middle Market Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	574,107	[1]	681,912	[1]
Sovereign [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 144	[1]	$ 100,370	[1]

[1]	Current ratings as of December 31, 2013 and 2012, respectively.